UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number  811-21031
                                                   -------------

                    ACP STRATEGIC OPPORTUNITIES FUND II, LLC
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         1235 WESTLAKES DRIVE, SUITE 130
                                BERWYN, PA 19312
          ------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 GARY E. SHUGRUE
                          ASCENDANT CAPITAL PARTNERS LP
                         1235 WESTLAKES DRIVE, SUITE 130
                                BERWYN, PA 19312
          ------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (302) 791-1311
                                                          ---------------

                      Date of fiscal year end: DECEMBER 31
                                              ------------

                     Date of reporting period: JUNE 30, 2005
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


           FOR QUALIFIED INVESTORS ONLY - NOT FOR PUBLIC DISTRIBUTION

                    ACP STRATEGIC OPPORTUNITIES FUND II, LLC

                              FINANCIAL STATEMENTS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2005

                                   (UNAUDITED)

2005 SEMI-ANNUAL REVIEW             ACP STRATEGIC OPPORTUNITIES STRATEGY

STRATEGY OBJECTIVE

The ACP Strategic Opportunities strategy employs hedged equity strategies focused on investing in long/short equity hedge funds. In general, it expects to maintain a net long bias. The main objective is to generate long-term absolute returns similar to those of stocks, but with significantly less volatility. The strategy seeks to generate returns that are not highly correlated with traditional stock investments, thereby providing investors with an opportunity for improved diversification of their overall portfolios.

PERFORMANCE AND STRATEGY REVIEW

During the second quarter of 2005 the ACP Strategic Opportunities strategy increased in value by 1.31% net of fees. This compares to a gain in the S&P 500 of 1.36%. Year to date 2005 we have shown a small gain of 0.69% while the S&P fell by 0.80%. Since inception April 2002, the strategy is up 14.66% net of fees.

Despite a rough start in 2002 when, due to a small asset base we were only invested in eight funds, we have managed to beat the S&P by 4.71% while incurring two thirds less risk. During this time the beta of our strategy has been 0.21. This was accomplished with little or no leverage and through equity investments that are priced daily. We are currently invested in seventeen hedge fund managers.

A sharp trend reversal in some of the economically sensitive sectors of the market caused problems for a few of our managers in April, but things improved during the last two months of the quarter. In May and June, stock prices were moved by individual company fundamentals, rather than macro events. Our managers' styles are more successful in these market conditions.

The goal of our typical hedge fund manager is to be compensated for identifying company fundamentals correctly while having risk controls in place to protect their portfolios from other market related risks. In other words, our managers are trying to identify individual winners from the losers and to generate returns from skill, not market exposure (i.e. alpha not beta). What they do is no different from traditional equity managers, except they have more tools at their disposal to minimize risk and accentuate return opportunities. Lastly, unlike a common hedge fund perception, many of our managers do not generate their returns from frenetic trading but from taking longer term views and positioning their portfolios accordingly. Our recent K1's indicate that only 50% of our return last year was realized and roughly 50% of that was classified as long-term gains.

As we move into the second half of the year we do believe that the possibility of problems exists for equities, but find it hard to make the case that things are going to fall apart. A flattening yield curve and slowing earnings growth are factors that do not bode well for the long side of the equity market. On the positive side, there is a lot of liquidity in the system which investors seem to be willing to put to work when the right opportunities arise. The possibility of a derivatives blow-up or a bursting of the much-talked-about housing bubble lurks on the horizon, but predicting the timing of such events has not proved to be a fruitful exercise. We would hope that the combination of all these factors leads to a continuation of the kind of environment we saw in May and June. We are aware, however, that markets are often driven by fear and greed, not fundamentals. We are confident our managers have risk controls in place to weather these times.


1235 Westlakes Drive Suite 130 Berwyn, PA 19312  610-993-9999   www.acpfunds.com

           FOR QUALIFIED INVESTORS ONLY - NOT FOR PUBLIC DISTRIBUTION

During the second quarter of 2005 we added two new sector funds to our portfolio; a technology focused fund and a financial services focused fund. We continue to search for individual hedge funds which generate high risk-adjusted returns that are not correlated to the overall equity market. Through this attempt we believe that we are fulfilling our role as a diversifier for our clients' other long-only equity holdings.

HEDGE FUNDS INDUSTRY UPDATE

Ray Dalio, from Bridgewater Associates, was recently quoted in Barron's saying that there is a "sea change" going on in the investment management business. Peter Bernstein, author and financial writer/consultant, wrote a piece in which he said that the investment management business was at a "point of inflection". What are they talking about and what does it have to do with the hedge fund industry?

Among the many insights in these pieces, two items clearly stand out: (1) The type and mix of investments that managers are employing is and will continue to change and (2) what investors are willing to pay these professionals for their services is evolving as well. It is interesting that after decades of squeezing the fees of traditional equity managers, institutional investors are now flocking into hedge funds and paying much higher fees. As my teenage kids say "what's up with that?"

What is happening is that the investing world is evolving into one where there is a distinction being made between passive investment decisions (called beta) and active investment decisions (alpha). In the past, the lines between these two became blurred (i.e. when an institutional investor wanted equity exposure they went out and hired active equity managers). The problem arose when, seeing that many of these managers were underperforming their benchmarks, investors realized that they not only would have done better using index products but they could have paid far less in fees. This has led to an "unbundling" effect where many investors are now beginning to separate their alpha and beta decisions. They are able to get their equity (beta) exposure cheaply and efficiently through index products and, conversely, are willing to pay higher fees for managers generating skill-based returns (alpha). The skill-based managers should be delivering high risk-adjusted returns relative to the passive investments and, hopefully, returns that exhibit little or no beta. An example of such a manager would be the recently added sector-focused financial services manager mentioned above. This fund is usually long and short equal dollar amounts of financial related equity securities. The returns generated by this fund are solely a function of stock selection, not exposure to the risks and returns of the financial sector or the overall market. Their mandate is very simple....
identify the winners from the losers, within the financial sector, and minimize beta exposure. If we just wanted exposure to the financial sector, we would purchase an ETF (exchange traded fund) and pay much lower fees.

Institutional investors at the forefront of this trend are employing strategies such as portable alpha, alpha overlay and absolute return. The key to the success of these strategies is the identification of managers who are able to generate the alpha part of the equation. These managers tend to run smaller amounts of money (size is the enemy of alpha) and are paid to perform. The hedge fund structure is uniquely suited to fill this role which explains a large part of the industry's recent growth. The fund of funds business plays an important role in providing access to portfolios of these smaller, harder to find managers.

We hope to be part of this "sea change" while continuing to fill an important role in our clients' asset allocation process. We believe that this evolution is still in its early stages and will significantly impact both the traditional and non-traditional investment industries for some time to come.


1235 Westlakes Drive Suite 130 Berwyn, PA 19312  610-993-9999   www.acpfunds.com

           FOR QUALIFIED INVESTORS ONLY - NOT FOR PUBLIC DISTRIBUTION

If you have any questions or would like to discuss some of the thoughts in this letter please give us a call. As always, we welcome your calls and look forward to hearing from you. Thank you for this opportunity to be of service.

All the best,

Gary E. Shugrue
President and Chief Investment Officer
Ascendant Capital Partners, LP

Performance shown for the previously mentioned strategy is net of all expenses charged to shareholders, and reflects the commitment of Ascendant Capital Partners to cap expenses. There is no guarantee that Ascendant will continue to subsidize the strategy at this level beyond its initial one-year commitment. Performance numbers for the indices shown do not reflect the deduction of fees; it is not possible to invest in any particular index. Information regarding the strategy set forth herein, including discussions regarding performance and Ascendant's investment strategies, are qualified by reference to the Private Placement Memorandum. The memorandum contains important information about fees and expenses, as well as risks associated with an investment in the Fund. Please read it carefully before you invest or send money. This Fund may not be suitable for all investors. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, and investors may suffer losses in connection with an investment in the strategy.

(1)Refers to the Standard & Poor's Hedge Fund Index (S&P HFI). This index offers investors an investable benchmark that is designed to be representative of the broad range of major strategies that hedge funds employ. The index currently has 40 constituents from three sub-indices: S&P Arbitrage Index, S&P Event-Driven Index and S&P Directional Index, which in turn represent a total of nine specific strategies which are equally weighted to ensure a well-rounded representation of hedge fund investment approaches. Standard & Poor's commenced calculating values of the S&P HFI in October 2002. Performance before that date is pro forma returns derived from data received from the fund companies themselves to the extent available. Ascendant Capital Partners as well as Standard & Poor's can not verify the validity or accuracy of this data and does not recommend any investment or other decision based on their results or on any other index calculation.

RISK FACTORS

      o Hedge funds generally offer less liquidity than other investment securities, and are generally not subject to regulation under the U.S. federal securities laws.

      o Hedge funds are often dependent for their success upon the efforts of one or a relatively few number of individuals.

      o Hedge funds typically offer only periodic redemptions, and there is generally no secondary market for investors to access for liquidity purposes.

FUNDS THAT INVEST IN HEDGE FUNDS, SUCH AS THOSE MANAGED BY ASCENDANT, PRESENT ADDITIONAL CONSIDERATIONS FOR INVESTORS:

      o These funds are dependent upon the ability of their advisers to select and hold individual hedge funds.

      o Investors in these funds cannot readily sell or dispose of their interests in the secondary market, and may look only to the funds for periodic (and, possibly, limited) liquidity.

      o The fund of funds structure adds additional fees and expenses, which can materially impact an investor's returns.


1235 Westlakes Drive Suite 130 Berwyn, PA 19312  610-993-9999   www.acpfunds.com

           FOR QUALIFIED INVESTORS ONLY - NOT FOR PUBLIC DISTRIBUTION

                    ACP STRATEGIC OPPORTUNITIES FUND II, LLC

                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 2005
                                   (UNAUDITED)

                                TABLE OF CONTENTS

Schedule of Investments                                                      1
Statement of Assets, Liabilities and Members' Capital                        2
Statement of Operations                                                      3
Statements of Changes in Members' Capital                                    4
Statement of Cash Flows                                                      5
Financial Highlights                                                         6
Notes to Financial Statements                                                7
Other Information                                                           13

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

SCHEDULE OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                    FAIR VALUE
                                                                   -------------
INVESTMENTS IN UNDERLYING FUNDS ^ # - 98.22%
LONG/SHORT EQUITY:
     BIOTECHNOLOGY/PHARMACEUTICALS - 12.57%
           Mallette Capital Biotech Fund, LP (Cost $1,000,000)     $   1,036,161
           Symmetry Capital Partners, LP (Cost $1,150,000)             1,096,185
                                                                   -------------
                                                                       2,132,346
                                                                   -------------

     CONSUMER - 10.89%
           Falconer Capital Partners, LP (Cost $1,000,000)             1,092,352
           Zeke, LP (Cost $590,000)                                      756,878
                                                                   -------------
                                                                       1,849,230
                                                                   -------------
     DIVERSIFIED - 42.69%
           Bull Path Fund I, LP (Cost $450,000)                          482,978
           Copper Beech Partners Fund, LP (Cost $950,000)              1,090,106
           Everglades Partners, LP (Cost $790,000)                     1,000,564
           Healy Circle Partners, LP (Cost $1,308,000)                 1,510,475
           Redstone Investors, LP (Cost $900,000)                      1,044,015
           Sonar Partners, LP (Cost $1,000,000)                        1,070,120
           Trivium Onshore Fund, LP (Cost $1,000,000)                  1,044,865
                                                                   -------------
                                                                       7,243,123
                                                                   -------------
     FINANCIAL SERVICES - 5.99%
           Castine Partners, LP (Cost $1,000,000)                      1,016,500
                                                                   -------------

     HEALTHCARE - 5.23%
           Continental Healthcare Fund, LP (Cost $800,000)               887,363
                                                                   -------------

     NATURAL RESOURCES - 6.66%
           Van Eck Hard Asset, LP (Cost $1,000,000)                    1,130,780
                                                                   -------------

     SMALL CAP CORE - 4.70%
           Inwood Capital Fund, LP (Cost $790,000)                       797,349
                                                                   -------------

     TECHNOLOGY - 5.02%
           Brightfield Partners, LP (Cost $690,000)                      852,595
                                                                   -------------

     VALUE - 4.47%
           North Star Partners II, LP (Cost $590,000)                    758,662
                                                                   -------------

     TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $15,008,000)         16,667,948
     OTHER ASSETS LESS LIABILITIES - 1.78%                               301,555
                                                                   -------------
     MEMBERS' CAPITAL - 100%                                       $  16,969,503
                                                                   =============

^ - Securities are issued in private placement transactions and as such are restricted as to resale. Total cost and market value of restricted securities as of June 30, 2005 was $15,008,000 and $16,667,948, respectively.

# - Non-income producing securities.

                        See Notes to Financial Statements

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL (UNAUDITED)

--------------------------------------------------------------------------------

                                                                          JUNE 30, 2005
                                                                         --------------
ASSETS

Investments in Underlying Funds, at fair value (cost - $15,008,000)      $   16,667,948
Cash and cash equivalents                                                       359,932
Receivable from management reimbursement                                        115,276
Due from affiliates                                                               5,495
Interest receivable                                                                 712
                                                                         --------------

         TOTAL ASSETS                                                        17,149,363
                                                                         --------------

LIABILITIES

Management fee payable                                                           40,445
Accounting and Administration fee payable                                        72,317
Investor servicing fee payable                                                   12,000
Custody fee payable                                                               9,384
Board Of Directors fee payable                                                    4,750
Other accrued expenses                                                           40,964
                                                                         --------------

         TOTAL LIABILITIES                                                      179,860
                                                                         --------------

MEMBERS' CAPITAL                                                         $   16,969,503
                                                                         ==============

MEMBERS' CAPITAL
    Represented by:
         Capital Contributions (net)                                     $   15,555,740
         Accumulated net investment loss                                       (436,320)
         Accumulated net realized gain from investments                         190,135
         Accumulated net unrealized appreciation on
            investments                                                       1,659,948
                                                                         --------------

MEMBERS' CAPITAL                                                         $   16,969,503
                                                                         ==============

Units Outstanding (100,000,000 units authorized)                         $    1,479,391

Net Asset Value per Unit (offering and redemption price per unit)                 11.47

                        See Notes to Financial Statements

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

STATEMENT OF OPERATIONS (UNAUDITED)

--------------------------------------------------------------------------------

                                                                 SIX MONTHS ENDED
                                                                  JUNE 30, 2005
                                                                 ----------------
INVESTMENT INCOME:
        Interest                                                    $    12,692
                                                                    -----------

        TOTAL INVESTMENT INCOME                                          12,692
                                                                    -----------

OPERATING  EXPENSES:
        Management fees                                                  82,694
        Accounting and administration fees                               45,000
        Professional fees                                                37,000
        Board of Directors fees                                           9,000
        Investor servicing fees                                           9,000
        Custody fees                                                      6,928
        Other expenses                                                    1,934
                                                                    -----------

        TOTAL OPERATING EXPENSES                                        191,556
                                                                    -----------

        Reimbursement from Investment Manager                           (97,359)
                                                                    -----------

        NET OPERATING EXPENSES                                           94,197
                                                                    -----------

        NET INVESTMENT LOSS                                             (81,505)
                                                                    -----------

REALIZED AND UNREALIZED GAIN ON UNDERLYING FUNDS
        Net realized gain from investments                               73,775
        Net increase in unrealized appreciation on investments          157,340
                                                                    -----------

        NET REALIZED AND UNREALIZED GAIN ON UNDERLYING FUNDS            231,115
                                                                    -----------


INCREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS              $   149,610
                                                                    ===========

                        See Notes to Financial Statements

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

STATEMENTS OF CHANGES IN MEMBERS' CAPITAL

--------------------------------------------------------------------------------

                                                    SIX MONTHS ENDED           FOR THE
                                                      JUNE 30, 2005          YEAR ENDED
                                                       (UNAUDITED)        DECEMBER 31, 2004
                                                    ----------------      -----------------
Members' Capital at beginning of period             $     13,576,780       $      7,584,922

    Capital contributions                                  3,687,360              5,218,821

          Capital withdrawals                               (444,247)                  (980)

    Net investment loss                                      (81,505)              (180,587)

    Net realized gain from investments in
       Underlying Funds                                       73,775                296,813

    Net increase in unrealized appreciation on
       investments in Underlying Funds                       157,340                657,791
                                                    ----------------       ----------------

Members' Capital at end of period                   $     16,969,503       $     13,576,780
                                                    ================       ================

                        See Notes to Financial Statements

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

STATEMENT OF CASH FLOWS (UNAUDITED)

--------------------------------------------------------------------------------

                                                                             SIX MONTHS ENDED
                                                                              JUNE 30, 2005
                                                                             ----------------
CASH FLOWS FROM OPERATING ACTIVITIES
Increase in Members' Capital from investment operations                       $      149,610
     Adjustments to reconcile increase in Members' Capital from investment operations to net cash used in operating activities:
              Purchases of Underlying Funds                                       (4,400,000)
              Proceeds from redemption of Underlying Funds                           513,775
              Net realized gain on redemption of Underlying Funds                    (73,775)
              Net appreciation on investments in Underlying Funds                   (157,340)
              Decrease in receivable for redemption of Underlying Funds              112,816
              Decrease in investment in Underlying Funds paid in advance             500,000
              Increase in receivable from management reimbursement                   (50,911)
              Increase in due from affiliates                                         (5,495)
              Increase in interest receivable                                           (712)
              Decrease in management fee payables                                   (127,042)
              Increase in board of directors fee payable                               4,750
              Decrease in other accrued expenses                                     (12,950)
                                                                              --------------
     Net cash used in operating activities                                        (3,547,274)
                                                                              --------------

CASH FLOWS FROM FINANCING ACTIVITIES
      Capital contributions                                                        3,687,360
      Capital withdrawals                                                           (444,247)
                                                                              --------------
      Net cash provided by financing activities                                    3,243,113
                                                                              --------------

Net increase in cash and cash equivalents                                           (304,161)
Cash and cash equivalents at beginning of period                                     664,093
                                                                              --------------
Cash and cash equivalents at end of period                                    $      359,932
                                                                              ==============

                        See Notes to Financial Statements

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance for the past periods. Certain information reflects financial results for a single Fund unit. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all distributions).

                                                                                                      FOR THE PERIOD FROM
                                          FOR THE SIX                                                    APRIL 1, 2002
                                          MONTHS ENDED        FOR THE YEAR          FOR THE YEAR       (COMMENCEMENT OF
                                         JUNE 30, 2005           ENDED                  ENDED           OPERATIONS) TO
                                          (UNAUDITED)      DECEMBER 31, 2004     DECEMBER 31, 2003     DECEMBER 31, 2002
                                          -----------      -----------------     -----------------     -----------------
Per Unit Operating Performance:

Net asset value, beginning of period         $11.39              $10.64                 $ 9.32                $10.00
Income from investment operations:
Net investment loss                           (0.06)*             (0.17)*                (0.12)                (0.12)
Net realized and unrealized gain (loss)
on investment transactions                     0.14                0.92                   1.44                 (0.56)
                                             ------              ------                 ------                ------
Total from investment operations               0.08                0.75                   1.32                 (0.68)
                                             ------              ------                 ------                ------

Net asset value, end of period               $11.47              $11.39                 $10.64                $ 9.32
                                             ======              ======                 ======                ======

*Calculated using average units outstanding during the period.

      Ratios and Supplemental Data:

      The following represents the annualized ratios of income and expense to average net assets and other supplemental information:

                                                                                                        FOR THE PERIOD FROM
                                         FOR THE SIX                                                       APRIL 1, 2002
                                         MONTHS ENDED        FOR THE YEAR           FOR THE YEAR          (COMMENCEMENT OF
                                        JUNE 30, 2005            ENDED                  ENDED              OPERATIONS) TO
                                         (UNAUDITED)       DECEMBER 31, 2004      DECEMBER 31, 2003      DECEMBER 31, 2002
                                         -----------       -----------------      -----------------      -----------------
Net Investment loss                          (1.06)%             (1.57)%               (1.43)%                 (1.99)%

Gross Expenses (before waivers &
reimbursements)                               2.49%               3.27%                 4.31%                   6.75%
Expenses waived / reimbursed                  1.27%               1.67%                 2.86%                   4.75%
Net expenses (After waivers &
reimbursements                                1.22%               1.60%                 1.45%                   2.00%

Total return (not annualized)                 0.70%               7.05%                14.16%                  (6.76)%

      An individual Member's ratios and return may vary from the above based on the timing of capital contributions.

                                                                                                        FOR THE PERIOD FROM
                                           FOR THE SIX                                                     APRIL 1, 2002
                                          MONTHS ENDED       FOR THE YEAR           FOR THE YEAR         (COMMENCEMENT OF
                                          JUNE 30, 2005          ENDED                  ENDED             OPERATIONS) TO
                                           (UNAUDITED)     DECEMBER 31, 2004      DECEMBER 31, 2003      DECEMBER 31, 2002
                                           -----------     -----------------      -----------------      -----------------
Portfolio Turnover                              3.58%                 15%                   18%                    0%
Members' Capital at end of period (000s)     $16,970             $13,577                $7,585                $6,032

                       See Notes to Financial Statements

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

NOTES TO FINANCIAL STATEMENTS- JUNE 30, 2005

--------------------------------------------------------------------------------

1.    ORGANIZATION

      ACP Strategic Opportunities Fund II, LLC (the "Fund") is a Delaware limited liability company that is a non-diversified, closed-end management investment company with a continuous offering period, registered under the Investment Company Act of 1940 as amended (the "Investment Company Act"). Its units of beneficial interest ("Units") are not registered under the Securities Act of 1933, as amended. The Fund's investment objective is to achieve an absolute return in excess of the long-term return of the U.S. equity market. It attempts to achieve this objective through the allocation of its assets among a select group of unregistered investment funds (the "Underlying Funds"). The Investment Manager (as defined below) invests the Fund's assets in Underlying Funds whose investment style is primarily opportunistic and that are believed to be able to generate above average returns while maintaining strict risk controls in order to keep losses to a minimum.

      ACP Investments LP, a Delaware limited partnership, Ascendant Capital Partners, serves as the investment manager ("Investment Manager") to the Fund. The Fund has entered into an investment management agreement with the Investment Manager ("Investment Management Agreement"), pursuant to which the Investment Manager is responsible for formulating a continuing investment program for the Fund. The Investment Manager is registered as an investment adviser with the Securities and Exchange Commission under the Investment Advisors Act of 1940, as amended. Responsibility for the overall management and supervision of the operations of the Fund is vested in the individuals who serve as the Board of Directors of the Fund (the "Board of Directors").

2.    SIGNIFICANT ACCOUNTING POLICIES

      These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and are expressed in United States dollars. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

      A. INVESTMENT VALUATION - INVESTMENTS IN UNDERLYING FUNDS

      The Fund will value interests in the Underlying Funds at fair value, which ordinarily will be the value determined by their respective investment managers, in accordance with procedures established by the Board of Directors. Investments in Underlying Funds are subject to the terms of the Underlying Funds' offering documents. Valuations of the Underlying Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Underlying Funds' managers as required by the Underlying Funds' offering documents. If the Investment Manager determines that the most recent value reported by the Underlying Fund does not represent fair value or if the Underlying Fund fails to report a value to the Fund, a fair value determination is made under procedures established by and under the general supervision of the Board of Directors. Because of the inherent uncertainty in valuation,

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      A. INVESTMENT VALUATION - INVESTMENTS IN UNDERLYING FUNDS

      the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

      B. INVESTMENT INCOME

      Interest income is recorded on the accrual basis.

      C. NET ASSET VALUATION

      The net asset value per Unit in dollars is determined as of the close of business of the New York Stock Exchange, (generally 4:00 p.m. Eastern
      Time) on the last business day of each Allocation Period, unless the calculation of the net asset value has been suspended.

      D. FUND EXPENSES

      The Investment Manager has agreed to reimburse certain expenses (other than the Management Fee and shareholder servicing fee) to the extent those other expenses exceed 0.15% per annum of average net assets. During the six months ended June 30, 2005, the Investment Manager agreed to reimburse the Fund for expenses in the amount of $97,359.

      E. INCOME TAXES

      The Fund is treated as a partnership for Federal income tax purposes and therefore not subject to Federal income tax. For income tax purposes, each person who has purchased interests in the Fund ("Member") will be treated as a partner of the Fund and, as such, will be taxed upon its distributive share of each item of the Fund's income, gain, loss, deductions and credits.

      F. CASH AND CASH EQUIVALENTS

      The Fund treats all highly liquid financial instruments that mature within three months as cash equivalents. At June 30, 2005, the Fund held $359,932 in an interest bearing cash account at PNC Bank.

      G. USE OF ESTIMATES

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

--------------------------------------------------------------------------------

3.    ALLOCATION OF MEMBERS' CAPITAL ACCOUNT

      The Fund maintains a separate capital account for each Member that has a balance equal to the sum of the net asset value of the total number of Units owned by such Member. Net profits or net losses of the Fund for each Allocation Period (as defined below) will be allocated among and credited to or debited against the capital accounts of the Members. Allocation Periods begin on the day after the last day of the preceding Allocation Period and end at the close of business on (1) the last day of each month,
      (2) the last day of each taxable year; (3) the day preceding each day on which Units are purchased, (4) the day on which Units are repurchased, or
      (5) the day on which any amount is credited to or debited from the capital account of any Member other than an amount to be credited to or debited from the capital accounts of all Members in accordance with their respective investment percentages.

4.    MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

      Pursuant to the Investment Management Agreement, the Investment Manager will be entitled to receive an annual management fee (the "Management Fee"). The base Management Fee is equal to 1.50% of the Fund's net assets and is subject to an adjustment based on the Fund's rolling twelve-month return. The Management Fee will not be lower than 1.00% per annum or higher than 2.00%. The performance adjustment resulted in a decrease to the management fee of $32,332 for the six months ended June 30, 2005.

      Each member of the Board of Directors who is not an "interested person" of the Fund, as defined by the Investment Company Act, receives a $1,500 fee for each meeting attended in person and a $250 fee for each meeting attended by telephone. All directors are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.

      PFPC Trust Company serves as custodian of the Fund's assets and provides custodial services for the Fund. PFPC Inc. serves as administrator and accounting agent to the Fund and provides certain accounting, record keeping, tax and investor related services. The Fund pays a monthly fee to the administrator based upon average members' capital, subject to certain minimums.

5.    INVESTMENT TRANSACTIONS

      Total purchases of Underlying Funds for the six months ended June 30, 2005, amounted to $4,400,000. Total proceeds from sales of Underlying Funds for the six months ended June 30, 2005, amounted to $513,775. The cost of investments in Underlying Funds for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Underlying Funds. The Fund has not received information from the Underlying Funds as to the amounts of taxable income allocated to the Fund as of June 30, 2005.

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

--------------------------------------------------------------------------------

6.    RISK FACTORS

      An investment in Units involves significant risks that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Fund intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Fund may not be able to resell some of its securities holdings for extended periods, which may be several years. No guarantee or representation is made that the investment objective will be met.

7.    UNDERLYING FUNDS

      The following is a summary of the investment objectives and liquidity provisions of the Underlying Funds.

      Brightfield Partners, LP seeks to as for semi-annual redemptions with 12-month lock-up, quarterly after that, upon 45 days prior noticchieve superior long-term rates of return primarily through investments in publicly traded U.S. equities in the technology sector. This Underlying Fund allows for quarterly redemptions upon 30 days prior notice, after one year has elapsed.

      Bull Path Fund I LP, invests in U.S. equities across all industry sectors using a research intense approach. The fund primarily invests in long/short US equity which are listed on the major exchanges. This Underlying Fund allowe.

      Castine Partners, LP seeks to achieve long-term capital appreciation through investment primarily in publicly traded equity securities of United States financial institutions. This Underlying Fund allows for withdrawals on June 30 and December 31 upon 45 days prior notice, after one year has elapsed.

      Continental Healthcare Fund, LP invests in equity and equity-like instruments of companies operating primarily in the non-life science sub-sectors of the healthcare industry. This Underlying Fund allows for quarterly redemptions upon 30 days prior notice.

      Copper Beech Partners Fund, LP invests in U.S. equities across all industries using a research-based approach. This Underlying Fund allows for withdrawals quarterly upon 45 days prior notice, after one year has elapsed.

      Everglades Partners LP seeks to own securities in strong business franchises and also engages in short selling when appropriate. This
      Underlying Fund allows for semi-annual redemptions upon 45 days prior notice, after one year has elapsed.

      Falconer Capital Partners, LP seeks to maximize absolute returns for the fund through investing both long and short in U.S. common equities, option contracts tied to such equities, exchange traded funds ("ETFs") and American Depository Receipts ("ADRs"). This Underlying Fund allows for quarterly redemptions upon 45 days prior notice.

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

--------------------------------------------------------------------------------

7.    UNDERLYING FUNDS (CONTINUED)

      Healy Circle Partners, LP seeks to preserve capital while generating consistent absolute returns by holding equity positions in multiple industry sectors and with varying market capitalizations. This Underlying Fund allows for semi-annual redemptions upon 45 days prior notice, after one year has elapsed.

      Inwood Capital Fund, LP seeks to achieve capital appreciation through investments in primarily U.S. equity and equity related securities of companies with small to medium capitalization. This Underlying Fund allows for semi-annual redemptions upon 45 days prior notice, after one year has elapsed.

      Mallette Capital Biotech Fund, LP seeks to achieve superior low-correlated returns, while minimizing portfolio volatility, by investing primarily on a long and short basis in equity securities of companies in the biotechnology/pharmaceutical Sector. This Underlying Fund allows for redemptions quarterly upon 30 days prior notice, after one year has elapsed.

      North Star Partners II, LP seeks to achieve superior long-term capital appreciation while minimizing the risk of permanent capital loss by investing in securities purchased at significant discount to the general partner's estimate of their true economic value. This Underlying Fund allows for semi-annual redemptions upon 45 days prior notice, after one year has elapsed.

      Redstone Investors, LP invests primarily in small- and mid-cap growth equities. This Underlying Fund allows for redemptions quarterly upon 45 days prior notice, after one year has elapsed.

      Sonar Partners, LP seeks capital appreciation by buying, holding and selling a broad range of equity securities, debt securities, options, futures and other derivatives over time frames ranging from intra-day to several or more months. This Underlying Fund allows for redemptions quarterly upon 30 days prior notice, after one year has elapsed.

      Symmetry Capital Partners, LP invests primarily in small- and mid-cap healthcare and healthcare-related companies. This Underlying Fund allows for redemptions quarterly upon 45 days notice, after one year has elapsed.

      Trivium Onshore Fund, LP seeks to achieve high absolute and high risk-adjusted returns independent of general market conditions and direction. This Underlying Fund allows for redemptions monthly upon 45 days notice, after one year has elapsed.

      Van Eck Hard Asset, LP seeks capital appreciation primarily through investments in securities of companies that are directly or indirectly engaged in exploration, development, production, servicing of basic and agricultural commodities. This Underlying Fund allows for monthly redemptions upon 30 days prior notice, after six months have elapsed.

      Zeke, LP seeks to maximize long-term capital appreciation and total returns by investing in small- and mid-cap U.S. companies that it believes have significant growth characteristics. This Underlying Fund allows for redemptions quarterly upon 45 days notice, after one year has elapsed.

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

--------------------------------------------------------------------------------

8.    REDEMPTIONS AND REPURCHASE OF UNITS AND DISTRIBUTIONS

      With very limited exceptions, Units are not transferable. No Member or other person holding a Unit will have the right to require the Fund to redeem that Unit or portion thereof. There is no public market for the Units, and none is expected to develop. Consequently, investors may not be able to liquidate their investment other than as a result of repurchases of Units by the Fund.

      The Board of Directors may, from time to time and in their sole discretion, cause the Fund to repurchase Units from Members pursuant to written tenders by Members at such times and on such terms and conditions as established by the Board. In determining whether the Fund should offer to repurchase Units, the Board of Directors will consider the recommendation of the Investment Manager. The Investment Manager expects that it will generally recommend to the Board of Directors that the Fund offer to repurchase Units from Members twice each year, effective March 31 and September 30.

      The Fund does not intend to distribute to the Members any of the Fund's income, but intends to reinvest substantially all income and gains allocable to the Members. A Member may therefore be allocated taxable income and gains and not receive any cash distribution.

9.    CAPITAL STOCK TRANSACTIONS

      Transactions in Units for the six months ended June 30, 2005 were as follows:

               Number of Units issued                         326,400
               Number of Units redeemed                       (39,236)
                                                           ----------
               Net increase in Units outstanding              287,164
               Units outstanding, beginning of period       1,192,227
                                                           ----------
                    Units outstanding, end of period        1,479,391
                                                           ==========

10    GUARANTEES

      In the normal course of business, the Fund enters into contracts that provide general indemnifications The Fund's maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

11.   CHANGE IN AUDITORS

      On September 28, 2004, the Board of Directors engaged Deloitte & Touche LLP as independent auditors to audit the Fund's financial statements for the year ended December 31, 2005. During the Funds' fiscal year ended December 31, 2004, neither the Fund nor anyone on the Fund's behalf has consulted Deloitte & Touche LLP on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements or (ii) concerning the subject of a disagreement (as defined in paragraph (a)(1)(iv) of item 304 of Regulation S-K) or reportable event (as described in paragraph (a)(1)(v) of said item
      304).

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

OTHER INFORMATION (UNAUDITED)

--------------------------------------------------------------------------------

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and shareholders record of actual proxy votes cast is available at WWW.SEC.GOV and may be obtained at no additional charge by calling collect 302-791-2595 or writing: ACP Strategic Opportunities Fund II, LLC, 1235 Westlakes Drive, Suite 130, Berwyn, Pennsylvania 19312.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds Form N-Q is available, without charge and upon request, on the SEC's website at HTTP://WWW.SEC.GOV or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling (800) SEC-0330.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

      (a)(1)      Not applicable.

      (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

      (a)(3)      Not applicable.

      (b)         Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)              ACP STRATEGIC OPPORTUNITIES FUND II, LLC
             -------------------------------------------------------------------


By (Signature and Title)* /S/ GARY E. SHUGRUE
                          ------------------------------------------------------
                          Gary E. Shugrue, President, Chief Investment Officer and Chief Financial Officer
                          (principal executive officer and principal financial officer)

Date AUGUST 11, 2005
     ---------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /S/ GARY E. SHUGRUE
                          ------------------------------------------------------
                          Gary E. Shugrue, President, Chief Investment Officer and Chief Financial Officer
                          (principal executive officer and principal financial officer)

Date AUGUST 11, 2005
     ---------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.